Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions
Summary of changes in the contingent consideration account balance

	HMS	MEOT	EMMAC	Los Sueños	Sapphire	Four20	Tryke	Total
Carrying amount, December 31, 2020	$1,854	$44	$-	$-	$-	$-	$-	$1,898
Contingent consideration recognized on acquisition	-	-	36,363	2,690	-	-	-	39,053
Revaluation of contingent consideration	(1,854)	-	-	-	-	-	-	(1,854)
Difference in exchange	-	-	(1,103)	-	-	-	-	(1,103)
Carrying amount, December 31, 2021	-	44	35,260	2,690	-	-	-	37,994
Contingent consideration recognized on acquisition	-	-	-	-	2,071	4,406	9,225	15,702
Payments of contingent consideration	-	-	(8,744)	1	-	-	-	(8,743)
Revaluation of contingent consideration	1,854	-	(4,714)	(2,689)	2,038	-	(915)	(4,426)
Difference in exchange	-	-	(3,309)	-	(214)	284	-	(3,239)
Gain on contingent consideration not paid	-	(44)	(8,133)	(2)	-	-	-	(8,179)
Carrying amount, December 31, 2022	1,854	-	10,360	-	3,895	4,690	8,310	29,109
Less: current portion	(1,854)	-	(10,360)	-	(3,895)	(2,428)	-	(18,537)
Non-current contingent consideration liability	$-	$-	$-	$-	$-	$2,262	$8,310	$10,572

Bloom Dispensaries
Acquisitions
Summary of fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired

Cash	$18,821
Accounts receivable, net	804
Prepaid expenses and other current assets	381
Inventory	3,694
Property, plant and equipment, net	5,225
Right-of-use assets	14,265
Other assets	122
Licenses	174,770
Trade name	2,230
Non-compete agreements	1,260
Goodwill	60,680
Deferred tax liabilities	(42,713)
Liabilities assumed	(25,315)
Net assets acquired	$214,224

Consideration paid in cash, net of working capital adjustments	$68,791
Note payable	145,433
Total consideration	$214,224

Cash outflow, net of cash acquired	$49,970

Sapphire Medial Clinics Limited
Acquisitions
Summary of fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired

Cash	$45
Accounts receivable, net	139
Prepaid expenses and other current assets	36
Other assets	40
Licenses	17,181
Deferred tax liabilities	(3,264)
Liabilities assumed	(5,417)
Net assets acquired	$8,760

Consideration paid in cash	$6,689
Contingent consideration payable	2,071
Total consideration	$8,760

Cash outflow, net of cash acquired	$6,643

NRPC Management, LLC
Acquisitions
Summary of fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired

Accounts receivable, net	$2
Inventory	185
Licenses	21,448
Deferred tax liabilities	(5,555)
Liabilities assumed	(3,318)
Net assets acquired	$12,762

Consideration paid in cash, net of working capital adjustments	$9,927
Equity consideration	835
Deferred consideration	2,000
Total consideration	$12,762

Cash outflow	$9,927

Broad Horizon Holdings, LLC
Acquisitions
Summary of fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired

Cash	$5,498
Accounts receivable, net	176
Prepaid expenses and other current assets	176
Inventory	2,605
Property, plant and equipment, net	2,105
Right-of-use assets	1,420
Other assets	114
Liabilities assumed	(9,712)
Gain on change in control	$2,382

Pueblo West Organics
Acquisitions
Summary of fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired

Cash	$58
Accounts receivable, net	9
Prepaid expenses and other current assets	56
Inventory	379
Property, plant and equipment, net	358
Right-of-use assets	1,611
Licenses	5,803
Deferred tax liabilities	(348)
Liabilities assumed	(1,892)
Net assets acquired	$6,034

Consideration paid in cash, net of working capital adjustments	$6,034

Cash outflow, net of cash acquired	$5,976

Four20 Pharma GmbH
Acquisitions
Summary of fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired

Cash	$7
Accounts receivable, net	1,083
Prepaid expenses and other current assets	311
Inventory	1,004
Property, plant and equipment, net	768
Right-of-use assets	437
Other assets	55
Licenses	24,790
Trade name	4,133
Goodwill	12,945
Deferred tax liabilities	(9,484)
Liabilities assumed	(3,753)
Net assets acquired	$32,296

Consideration paid in cash	$9,899
Equity consideration	3,458
Contingent consideration payable	4,406
Non-controlling interest	14,533
Total consideration	$32,296

Cash outflow, net of cash acquired	$9,892

Tryke Companies
Acquisitions
Summary of fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired

Cash	$5,428
Accounts receivable, net	958
Prepaid expenses and other current assets	988
Inventory	24,030
Property, plant and equipment, net	21,538
Right-of-use assets	47,957
Other assets	4,264
Licenses	73,330
Trade name	3,270
Non-compete agreements	1,750
Goodwill	38,155
Deferred tax liabilities	(2,831)
Liabilities assumed	(57,679)
Net assets acquired	$161,158

Cash consideration, net of working capital adjustments	$24,248
Equity consideration	11,666
Deferred consideration classified as a liability	56,730
Deferred consideration classified as equity	59,289
Contingent consideration payable	9,225
Total consideration	$161,158

Cash outflow, net of cash acquired	$18,820

EMMAC Life Sciences Limited
Acquisitions
Summary of fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired

Cash	$1,490
Accounts receivable, net	3,393
Prepaid expenses and other current assets	535
Inventory	7,101
Property, plant and equipment, net	7,549
Right-of-use assets	4,360
Other assets	9,848
Licenses	228,442
Trade name	11,156
Non-compete agreements	3,294
Know How	119
Goodwill	64,252
Deferred tax liabilities	(49,853)
Liabilities assumed	(24,134)
Net assets acquired	$267,552

Consideration paid in cash	$45,211
Equity consideration	185,978
Contingent consideration payable	36,363
Total consideration	$267,552

Cash outflow, net of cash acquired	$43,721

Maryland Compassionate Care and Wellness, LLC
Acquisitions
Summary of fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired

Cash	$11,976
Accounts receivable, net	2,424
Prepaid expenses and other current assets	66
Inventory	5,714
Property, plant and equipment, net	19,448
Right-of-use assets	726
Other assets	689
Licenses	112,460
Goodwill	20,346
Deferred tax liabilities	(33,235)
Liabilities assumed	(8,382)
Net assets acquired	$132,232

Prepaid acquisition consideration from Grassroots Acquisition	$132,232

Cash outflow, net of cash acquired	$120,256

Los Suenos Farms, LLC and its related entities
Acquisitions
Summary of fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired

Cash	$1,121
Accounts receivable, net	1,003
Prepaid expenses and other current assets	38
Inventory	12,036
Property, plant and equipment, net	8,975
Right-of-use assets	2,043
Other assets	20
Licenses	1,200
Non-compete agreements	140
Know How	3,020
Customer List	500
Goodwill	32,324
Deferred tax liabilities	(2,870)
Liabilities assumed	(3,391)
Net assets acquired	$56,159

Consideration paid in cash	$20,582
Cash payoff of notes	9,438
Equity consideration	23,449
Contingent consideration payable	2,690
Total consideration	$56,159

Cash outflow, net of cash acquired	$19,461